Expense Example - Popular Income Plus Fund	Oct. 22, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 814
Expense Example, with Redemption, 3 Years	1,929
Expense Example, with Redemption, 5 Years	3,027
Expense Example, with Redemption, 10 Years	5,696
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	751
Expense Example, with Redemption, 3 Years	1,923
Expense Example, with Redemption, 5 Years	3,158
Expense Example, with Redemption, 10 Years	6,084
Class I Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	554
Expense Example, with Redemption, 3 Years	1,654
Expense Example, with Redemption, 5 Years	2,742
Expense Example, with Redemption, 10 Years	$ 5,411